Events after the Reporting Period	6 Months Ended
Jun. 30, 2024
Events after the Reporting Period
Events after the Reporting Period

21.Events after the Reporting Period

At-The-Market (“ATM”) Equity Offering

In July 2024, the Board of Directors of the Company authorized an At Market Issuance Sales Agreement (the “Sales Agreement”) with B. Riley Securities, Inc. (“B. Riley”) for the sale of Class A ordinary shares, nominal value €0.01 per Class A share, with an aggregate offering price of up to US$100 million.

Sales of the shares will be conducted as an “at the market offering” and B. Riley will act as sales agent or principal, with commissions of 3.0% for agency transactions and 5.0% for principal transactions. The Sales Agreement allows for agency or principal sales, subject to certain quarterly and monthly limits.

As of September 29, 2024, the Company has issued a total of 5,364,559 Class A ordinary shares through multiple transactions under the ATM, generating net proceeds of €3,670 thousand.

May 2023 Warrants and May 2024 Prefunded Warrants dilutive issuance

Under the ATM equity offering Class A ordinary shares have been sold for a price below the aggregate exercise price agreed in the May 2023 Warrant agreement and the May 2024 Prefunded Warrant agreement, this is considered a dilutive issuance per the warrant agreements. Given current restrictions in place, this has resulted in an increase in warrant shares with respect to each warrant of 32% and 39% respectively.

Liquidation of Stichting JSOP

In September 2024 the Group began proceedings to liquidate Stichting JSOP. The entity had no material operations in the period ended June 30, 2024.

September 2024 funding commitment

In September 2024, the Group agreed to issue equity securities (including equity linked securities) and secured convertible debt securities for total proceeds of approximately €32 million, to be received in October 2024. For further details on the Group’s current funding and liquidity position, please refer to the disclosures on going concern in note 2.